OPERATING LEASES - Lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 1,814	$ 1,289	$ 4,140
Short-term lease cost	83	276
Total lease cost	$ 1,897	$ 1,565
Weighted average remaining lease term	1 year 8 months 12 days	1 year 10 months 17 days
Weighted average discount rate of operating leases	10.30%	10.92%
Cost
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 297	$ 90
Selling expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost		7
Research and development expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost	1,221	977
General and administrative expenses
Lessee, Lease, Description [Line Items]
Total operating lease cost	$ 296	$ 215